Accrued royalties liability (Details) - CAD ($)		12 Months Ended
	Apr. 29, 2021	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accrued royalties liability
Royalty (in percent)	7.00%
Maximum royalty payable	$ 10,000,000
Minimum royalty payment		$ 2,000,000
Term of royalty payment obligation	20 years
Written notice period for prior termination	60 days
Discount rate	13.70%
Accretion cost		168,874	$ 180,965	$ 170,373
Accrued royalties liability		1,287,009	$ 1,318,135	$ 1,287,170
April 29, 2026
Accrued royalties liability
Minimum royalty payment		200,000
April 29, 2027
Accrued royalties liability
Minimum royalty payment		250,000
April 29, 2028
Accrued royalties liability
Minimum royalty payment		250,000
April 29, 2029
Accrued royalties liability
Minimum royalty payment		300,000
April 29, 2030
Accrued royalties liability
Minimum royalty payment		300,000
April 29, 2031
Accrued royalties liability
Minimum royalty payment		350,000
April 29, 2032
Accrued royalties liability
Minimum royalty payment		$ 350,000